Investment Property	12 Months Ended
Dec. 31, 2024
Investment Property [Abstract]
INVESTMENT PROPERTY
13.	INVESTMENT PROPERTY

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

At January 1:
Cost	364,696	-	-
Depreciation	(9,271)	-	-

At January 1, net of accumulated depreciation	355,425	-	-
Transfer from to property, plant and equipment (note 12)	(339,542)	-	-
Depreciation (note 6)	(15,883)	-	-

At December 31, net of accumulated depreciation	-	-	-

At December 31:
Cost	-	-	-
Accumulated depreciation	-	-	-

Net carrying amount	-	-	-

The Group’s investment property consists of one industrial property in Mainland China, which is located at 68, Xinqing Road, Suzhou Industrial Park, Suzhou, Jiangsu, China. The property was constructed by the Group and its original intended use was as a research and development facility. In November 2022, the Group entered into an agreement with the local government, which stipulated the temporary change of use to rental property.

The property was measured initially and subsequently at cost, and depreciation is calculated on the straight-line basis over 20 years.

The arrangement with the local government was terminated in December 2023. The Board of Directors approved the change of use to research and development, and the investment property was transferred to property, plant and equipment as of December 31, 2023.